9. THIRD PARTY BORROWINGS	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
NOTE 9. THIRD PARTY BORROWINGS

Short-term bank borrowings

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30	December 31,		June 30	December 31,
	2016	2015	Maturities	2016	2015
				(unaudited)

Short-term bank loans	5.18%	5.93%	November 2016 to March 2017	$88,370	$75,921

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates in the range of 4.35% to 5.90% as of June 30, 2016, are denominated in RMB and have terms maturing within one year. All of the loans due before the filing date, September 30, 2016, were repaid.

Long-term bank borrowings

A summary of the Company’s long-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2016	2015	Maturities	2016	2015
				(unaudited)

Long-term bank loans, current portion	6.77%	6.77%	August 2016	$12,064	$13,860
Total				$12,064	13,860

Long-term bank borrowings represent the loan borrowed from Bank of East Asia for working capital purposes. The loan bears a weighted average interest at 6.77% as of June 30, 2016 and December 31, 2015 and is denominated in RMB. The loan is secured by a collateral pledge of property of the Company. All of the loans due before the filing date were repaid.

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is $66.6 million and $67.5 million as of June 30, 2016 and December 31, 2015 respectively.